Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Related party transactions [Text Block]

16 Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include officers, directors or companies with common directors of the Company.

The Company incurred the following expenses with key management personnel during the year ended December 31:

	2025	2024	2023
Consulting and management fees	$750,766	$654,919	$657,390
Share-based compensation expense	$-	$-	$1,044,397

During the year ended December 31, 2025, the President of the Company charged the Company $223,603 (December 31, 2024 - $181,773, December 31, 2023 - $179,514) related to services.

During the year ended December 31, 2025, a Company controlled by the CFO of the Company charged the Company $177,000 (2024 - $132,000, 2023 - $140,429) related to services.

During the year ended December 31, 2025, the Chief Executive Officer of the Company charged the Company $350,163 (2024 - $341,146, 2023 - $337,448) related to services.

During the year ended December 31, 2025, related party loans and promissory notes totaled $1,896,541 (December 31, 2024 - USD $190,300, December 31, 2023 - USD $190,300)

As at December 31, 2024, the Company had a receivable of $nil (December 31, 2023) from Captiva, which accrued interest at the rate of 8% per annum for a term of 24 months. The promissory note matured on April 20, 2024. Under the terms of the note, additional advances may be extended subject to the same terms and conditions.  As at December 31, 2025, interest income of $nil (December 31, 2024 - $nil). During the year ended December 31, 2024, the Company and Captiva agreed to net the Company's receivable of $206,947 from Captiva against the joint venture settlement obligation (Note 11).

On June 22, 2023, and amended on August 21, 2023, the Company entered into the Original Settlement Agreement whereby the Company will repay Captiva the amount funded by Captiva under the Option and Joint Venture Agreement (equal to $5,591,588) in 48 equal monthly installments of $116,491 starting on July 1, 2024, with the last payment on June 1, 2028. On December 30, 2024, the Company settled $1,000,000 of the settlement obligation in exchange for the issuance of 2,197,802 common shares of the Company and recorded loss of $538,461 on settlement in the statement of loss and comprehensive loss. Subsequent to the remaining amount owing under the Original Settlement Agreement, as amended by the Settlement Amending Agreements, being repaid, Captiva will no longer have any further net profits interest, or any other interest, in and to the Sage Ranch Project. During the year ended December 31, 2025, the Company has made payments of $183,500 (2024 - $220,500) related to this obligation in addition to $nil (2024 - $206,947) receivable which was netted against the obligation.

During the year ended December 31, 2024, the Company received a USD$285,000 (CAD $399,818) promissory that bears interest at 12% per annum, is unsecured and is repayable up to September 30, 2025. The promissory note is past due and payable on demand. Interest on the promissory note was $26,894 (December 31, 2024 - $4,862). During the year ended December 31, 2025, the ownership of the USD $285,000 loan was transferred to the CEO of the Company through a private transaction.

During the year ended December 31, 2024, the Company entered into a loan agreement for USD $350,000 ($476,563). The loan bears interest at 12% per annum, is unsecured and is repayable on or before December 31, 2025. During the year ended December 31, 2025, interest on the promissory note was $61,606 (December 31, 2024 - $28,332). During the year ended December 31, 2025, the ownership of the USD $350,000 loan was transferred to the CEO of the Company through a private transaction.

As at December 31, 2025, USD $1,025,350 (December 31, 2024 - USD $1,234,784, December 31, 2023 - USD $1,489,211) remained accrued, and USD $209,434 (December 31, 2024 - USD $254,426, December 31, 2023 - USD $504,441) was paid related to accrued bonuses to awarded to executives, directors and former directors of the Company.

As at December 31, 2025, the Company had $1,308,918 (December 31, 2024 - $929,948, December 31, 2023 - $289,095) in accounts payable to related parties.